Note Payable	6 Months Ended
Jun. 30, 2013
Note Payable
Note Payable

5. Note Payable

On March 21, 2011, the Company executed a debt financing agreement whereby the Company had access to borrow up to $15,000,000 of senior loan financing through January 1, 2012. On December 30, 2011, the Company amended its credit facility to provide for an extension of its drawdown period through December 1, 2012, provided that it had drawn down at least $5,000,000 as of August 1, 2012. On July 23, 2012, the Company obtained an additional 60 day extension to the initial drawdown date from August 1, 2012 to October 1, 2012. For each draw, the Company shall make six months of interest only payments at a fixed rate of 11.5% followed by 30 months of interest and principal payments at a fixed rate of 8.5% and a final payment of 6% of the amount drawn. As of December 31, 2011, no amounts had been drawn. The debt is secured by all the Company's assets, except for the Company's intellectual property, which is subject to a negative pledge agreement.

On October 1, 2012 the Company drew $5,000,000 and in November 2012, obtained an extension allowing for the draw of the remaining $10,000,000 in $5,000,000 increments by January 31, 2013 and February 28, 2013. On January 31, 2013 the Company drew down an additional $5,000,000 of available funds under its credit facility and on February 28, 2013, the Company drew the remaining $5,000,000.

Upon entry into the agreement, the Company issued warrants to purchase 34,000 shares of Series C redeemable convertible preferred stock ("Series C Preferred") at an exercise price of $13.3530. The estimated fair value of the warrants at issuance of approximately $345,000 was recorded as a deferred financing cost offsetting the note payable liability and was amortized to interest expense over the expected term of the loan.

Upon extension of the credit facility in December 2011, the Company issued a warrant to purchase up to an additional 86,000 shares of its Series D redeemable convertible preferred stock ("Series D Preferred") at an exercise price of $13.9040. The estimated fair value of the warrant at issuance of approximately $1,074,000 was recorded as a deferred financing cost offsetting the note payable liability and was amortized to interest expense over the expected term of the loan.

As of June 30, 2013 and December 31, 2012, $15,000,000 and $5,000,000 respectively had been drawn. There is no further borrowing capacity under this facility as of June 30, 2013.

Effective immediately prior to the closing of the Company's IPO, the warrants for convertible preferred stock became warrants for common stock and were reclassified to stockholders' equity. Prior to the IPO, the Company had classified the warrants as a liability and re-measured the liability to estimated fair value using the Black-Scholes option pricing model. Assumptions used to revalue the Series C Preferred warrants at June 30, 2012 and December 31, 2011 were as follows: contractual life according to the remaining terms of the warrants, no dividend yield, risk-free interest rate of 1.43% and 1.75% and volatility of 76% and 80%, respectively. Assumptions used to revalue the Series D Preferred warrants at June 30, 2012 and December 31, 2011 were as follows: contractual life according to the remaining terms of the warrants, no dividend yield, risk-free interest rate of 1.58% and 1.89% and volatility of 77% and 81%, respectively.

The increase in the fair value of the Series C Preferred warrants from issuance in March 2011 through the IPO in October of 2012, totaled $55,000 and was recorded in warrant and other income (expense), net, in the statement of operations and comprehensive loss, and included expense of $97,000 for the six months ended June 30, 2012 and expense of $91,000 and income of $36,000 for the years ended December 31, 2012 and 2011, respectively. The decrease in value of the Series D Preferred warrants from issuance in December 2011 through the IPO in October of 2012 totaled $18,000 and was recorded in warrant and other income (expense), net, in the statement of operations and comprehensive loss for the year ended December 31, 2012, and included income of $2,000 for the six months ended June 30, 2012. There was no change in the fair value of the Series D Preferred warrants during the year ended December 31, 2011 due to the timing of issuance.

All warrants were exercised on a cashless basis in December of 2012 resulting in the net issuance of 49,000 shares of common stock and there were no warrants outstanding as of June 30, 2013 and December 31, 2012.

Included in interest expense for the six months ended June 30, 2013 and 2012 and the year ended December 31, 2012 was amortization of debt issuance costs of $170,000, $104,000 and $272,000, respectively, and interest expense of $779,000 and $169,000 related to the note payable for the six months ended June 30, 2013 and the year ended December 31, 2012, respectively. No interest expense was recorded for the six months ended June 30, 2012 as no amounts had yet been drawn under the credit facility. The balance of accrued interest expense at June 30, 2013 and December 31, 2012 was $120,000 and $22,000, respectively. The remaining unamortized debt issuance cost at June 30, 2013 and December 31, 2012 was $906,000 and $1,076,000, respectively.

The credit facility includes various covenants. As of June 30, 2013 and December 31, 2012, we were in compliance with all covenants associated with the credit facility.

Future maturities of the Note payable as of December 31, 2012 are as follows:

2013	$1,500,000
2014	2,000,000
2015	1,500,000

5,000,000
Unamortized debt issuance cost	(1,076,000)

3,924,000
Current portion	(1,160,000)

Note payable—net of current portion	$2,764,000